INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK - Schedule of Investment in Subsidiary Undertakings of the Bank (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK (Details) - Schedule of Investment in Subsidiary Undertakings of the Bank [Line Items]
Capital contributions	£ (221)	£ (164)	£ (140)
Capital repayments	£ (4)	£ (4)	£ (4)